(25) EQUITY (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Equity [Line Items]
Current assets	R$ 10,340,630	R$ 9,402,316
Cash and cash equivalents	1,937,163	1,891,457	R$ 3,249,642	R$ 6,164,997
Noncurrent assets	33,737,664	32,809,214
Current liabilities	10,065,908	8,415,132
Noncurrent liabilities	20,729,147	21,264,015
Equity	13,283,238	12,532,383	11,186,344	R$ 10,372,668
Attributable to owners of the Company	12,994,381	10,262,749
Net operating revenue	29,932,474	28,136,627	26,744,905
Depreciation and amortization	1,681,053	(1,531,351)	(1,529,052)
Profit attributable to controlling shareholder	2,702,671	2,058,040	1,179,750
Paulista Lajeado [Member]
Disclosure Of Equity [Line Items]
Current assets	19,734	15,499
Cash and cash equivalents	9,564	5,687
Noncurrent assets	141,185	144,863
Current liabilities	35,374	33,883
Borrowings and debentures
Other financial liabilities	250	282
Noncurrent liabilities	782	1,033
Borrowings and debentures
Other financial liabilities
Equity	124,763	125,446
Attributable to owners of the Company	124,763	125,446
Attributable to noncontrolling interests
Net operating revenue	42,206	52,510	38,278
Operational costs and expenses	(25,224)	(26,115)	(10,566)
Depreciation and amortization	(4)	(4)	(4)
Interest income	679	691	2,089
Interest expense		(614)	(4,050)
Income tax expense	(2,814)	(3,145)	(2,911)
Profit (loss) for the year	19,370	26,838	29,006
Profit attributable to controlling shareholder	19,370	26,838	29,006
Attributable to noncontrolling interests
CPFL Renovaveis [Member]
Disclosure Of Equity [Line Items]
Current assets	1,312,372	1,330,819
Cash and cash equivalents	412,579	876,571
Noncurrent assets	10,496,351	10,845,036
Current liabilities	1,545,741	1,396,120
Borrowings and debentures	617,030	819,993
Other financial liabilities	430,257	7,671
Noncurrent liabilities	5,616,562	6,528,563
Borrowings and debentures	4,387,676	4,738,841
Other financial liabilities
Equity	4,646,421	4,251,172
Attributable to owners of the Company	4,544,434	4,147,795
Attributable to noncontrolling interests	101,987	103,377
Net operating revenue	1,928,011	1,936,319	1,959,084
Operational costs and expenses	(724,479)	(727,557)	(737,472)
Depreciation and amortization	(645,722)	(623,106)	(617,017)
Interest income	73,216	93,076	126,041
Interest expense	(420,775)	(517,403)	(648,571)
Income tax expense	(47,152)	37,276	(74,125)
Profit (loss) for the year	107,024	118,805	19,645
Profit attributable to controlling shareholder	96,628	109,264	11,484
Attributable to noncontrolling interests	10,396	9,542	8,162
CERAN [Member]
Disclosure Of Equity [Line Items]
Current assets	78,836	80,367
Cash and cash equivalents	33,140	32,729
Noncurrent assets	751,546	799,390
Current liabilities	215,198	246,482
Borrowings and debentures	106,128	106,555
Other financial liabilities	13,256	13,406
Noncurrent liabilities	317,660	414,852
Borrowings and debentures	211,051	316,581
Other financial liabilities	91,181	89,965
Equity	297,523	218,423
Attributable to owners of the Company	297,523	218,423
Attributable to noncontrolling interests
Net operating revenue	339,041	333,289	321,743
Operational costs and expenses	(102,685)	(95,321)	(103,671)
Depreciation and amortization	(43,033)	(41,378)	(45,212)
Interest income	4,821	6,191	30,489
Interest expense	(39,623)	(53,629)	2,029
Income tax expense	(52,197)	(48,239)	(40,202)
Profit (loss) for the year	105,468	99,230	108,427
Profit attributable to controlling shareholder	105,468	99,230	108,427
Attributable to noncontrolling interests